RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of continuity of lease liability (Details)	12 Months Ended
Nov. 30, 2020 CAD ($)
Right Of Use Assets And Lease Liability [Abstract]
Recognition upon adoption of IFRS 16	$ 152,864
Lease payment	(48,473)
Interest expense on lease liability	20,449
Lease liability	124,840
Current portion	34,105
Long-term portion	$ 90,735